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August 5, 2016

Jacob C. Tiedt Attorney at Law +1 312 609 7697 jtiedt@vedderprice.com

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Trust (the “Registrant”)
Pre-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-212187

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of Class A shares in connection with the merger of Nuveen Global Equity Income Fund with and into a wholly-owned subsidiary of Nuveen NWQ Global Equity Income Fund, a series of the Registrant (the “Merger”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on June 22, 2016 relating to the issuance of Class A shares in connection with the Merger (the “Registration Statement”) in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission to Vedder Price P.C. on July 21, 2016 and July 22, 2016 with respect to the Registration Statement (as addressed in separate correspondence to the staff dated August 5, 2016). The Amendment is also being filed for the purpose of providing certain additional information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

Please direct your questions and/or comments regarding this filing to Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697.

Yours very truly,

/s/ Jacob C. Tiedt

Jacob C. Tiedt

Attorney at Law

222 North LaSalle Street  |  Chicago, Illinois 60601  |  T +1 312 609 7500  |  F +1 312 609 5005